DOCUMENT AND ENTITY INFORMATION	12 Months Ended
Dec. 31, 2022 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2022
Current Fiscal Year End Date	--12-31
Document Transition Report	false
Document Shell Company Report	false
Securities Act File Number	001-41426
Entity Registrant Name	Nano Labs Ltd
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	30th Floor, Dikaiyinzuo
Entity Address, Address Line Two	No. 29, East Jiefang Road
Entity Address, City or Town	Hangzhou, Zhejiang
Entity Address, Country	CN
Title of 12(b) Security	American depositary shares, each representing two Class A ordinary shares, par value US$0.0001 per share Class A ordinary shares, par value US$0.0001
ICFR Auditor Attestation Flag	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	true
Entity Address, Postal Zip Code	310000
Trading Symbol	NA
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Entity Central Index Key	0001872302
Auditor Name	MaloneBailey, LLP
Auditor Location	Houston, Texas
Auditor firm Id	206
Common Class A [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	54,318,514
Common Class B [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	57,178,154
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	30th Floor, Dikaiyinzuo
Entity Address, Address Line Two	No. 29, East Jiefang Road
Entity Address, City or Town	Hangzhou, Zhejiang
Contact Personnel Name	Mr. Jianping Kong
City Area Code	86
Local Phone Number	0571-8665 6957
Contact Personnel Email Address	jack@nano.cn
Entity Address, Country	CN
Entity Address, Postal Zip Code	310000